Goodwill - Summary of Carrying Amount of Goodwill by Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Oct. 01, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 6,719		$ 5,869
Legal Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 3,682
Corporates [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		1,432
Tax & Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		1,129
Reuters News [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		180
Global Print [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 244